Financial risk management and fair values - Group's exposure to credit risk and ECLs for trade receivables (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate, basis period	3 years
Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 356,796,000	¥ 317,547,000
Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	(41,795,000)	(30,855,000)
Trade receivables | Gross carrying amount, Additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	18,032,000	12,328,000
Trade receivables | Additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	(18,032,000)	(12,328,000)
Trade receivables | Gross carrying amount
Disclosure of provision matrix [line items]
Financial assets	374,828,000	329,875,000
Trade receivables | Loss allowance
Disclosure of provision matrix [line items]
Financial assets	¥ (59,827,000)	¥ (43,183,000)	¥ (91,726,000)
Current (not past due) | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	2.00%	1.00%
Current (not past due) | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 236,210,000	¥ 149,162,000
Current (not past due) | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (4,827,000)	¥ (1,790,000)
Less than 90 days past due | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	5.00%	6.00%
Less than 90 days past due | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 38,141,000	¥ 64,526,000
Less than 90 days past due | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (1,907,000)	¥ (3,923,000)
91 - 270 days past due | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	12.00%	12.00%
91 - 270 days past due | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 27,838,000	¥ 70,088,000
91 - 270 days past due | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (3,341,000)	¥ (8,256,000)
271 - 450 days past due | Trade receivables
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	26.00%	50.00%
271 - 450 days past due | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 25,055,000	¥ 33,771,000
271 - 450 days past due | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (6,514,000)	¥ (16,886,000)
451 - 810 days past due
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	58.00%
451 - 810 days past due | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 10,347,000
451 - 810 days past due | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (6,001,000)
More than 810 days past due
Disclosure of provision matrix [line items]
Expected loss rate (as a percent)	100.00%
More than 810 days past due | Trade receivables | Gross carrying amount before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ 19,205,000
More than 810 days past due | Trade receivables | Loss allowance before adjustment for additional loss allowance due to specific consideration on certain distributors
Disclosure of provision matrix [line items]
Financial assets	¥ (19,205,000)